Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Other revenue	$ 0	$ 462
Total revenue, net	19,624	22,355
Operating expenses
Cost of revenues (excluding depreciation and amortization)	13,670	12,233
Depreciation and amortization	5,540	7,128
Compensation and related taxes	7,349	10,575
Professional and consulting fees	2,939	5,420
General and administrative	3,036	4,605
Loss on contingency	217
Gain on extinguishment - non-debt related	(375)	0
Impairment of cryptocurrencies	285	6,026
Impairment of property and mining equipment		95
Realized gain on sale of cryptocurrencies	(351)	(3,998)
Total operating expenses	32,310	42,084
Gain (loss) on disposal of property and equipment	1,059	(16)
Loss from operations	(11,627)	(19,745)
Other income (expense)
Loss on extinguishment of debt	(25,081)	(51,079)
Debt issuance costs	(4,000)
Change in fair value of warrant liability and warrant derivative	59,662	22,948
Gain on termination of warrant		139
Other income, net of other expense	453	200
Interest expense, net	(34,001)	(14,367)
Total other income (expense)	(2,967)	(42,159)
Loss before income taxes	(14,594)	(61,904)
Income tax expense (benefit)	4,063	(298)
Net loss	$ (18,657)	$ (61,606)
Basic net loss per share	$ (0.34)	$ (1.28)
Diluted net loss per share	$ (0.34)	$ (1.28)
Basic weighted average number of shares outstanding	54,769,568	48,044,313
Diluted weighted average number of shares outstanding	54,769,568	48,044,313
Cryptocurrency mining revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	$ 9,137	$ 13,477
Mining services revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	$ 10,487	$ 8,416